CAPITAL STOCK (Detail Textuals) (Private placement, CAD)	0 Months Ended
Apr. 13, 2012 Warrant Share_Warrant
Private placement
Equity [Line Items]
Number of units issued	3,074,120
Proceeds from units issued	153,706
Price per unit	0.05
Common shares in each unit	1
Share purchase warrants in each unit	1.5
Warrant exercise price	0.15
Warrant exercisable period	2 years